                         SCHEDULE 14A INFORMATION
    Proxy Statement Pursuant to Section 14(a) of the Securities Exchange Act
                               of 1934
                           (Amendment No.  )


(X)     Filed by the Registrant
( )     Filed by a Party other than the Registrant
        Check the appropriate box

(X)     Preliminary Proxy Statement
( )     Definitive Proxy Statement
( )     Definitive Proxy Statement
( )     Definitive Additional Materials
( )     Soliciting Material Pursuant to S240.14 a-11(c) or S240 14 a-12

                    J. Michaels, Inc.
    (Name of Registrant as Specified In Its Charter)

_______________________________________________________________________

(Name of Person(s) Filing Proxy Statement if other than the Registrant)

Payment of Filing Fee (Check the appropriate box)

(X)      $125 per Exchange Act Rules 0-11 (c)(1)(ii), 14a-6(i)(l), or
           14a-6(i)(2).
( )      $500 per each party to the controversy pursuant to Exchange
           Act Rule 14(a)-6(i)(3)
( )      Fee computed on table below per Exchange Act Rules 14a-
           6(I)(4) and 0-11


     1) Title of each class of securities to which transaction applies:

_______________________________________________________________________

     2)     Aggregate number of securities to which transaction applies:

_______________________________________________________________________

     3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11:1

_______________________________________________________________________

     4)     Proposed maximum aggregate value of transaction:
_______________________________________________________________________

1 Set forth the amount on which the filing fee is calculated and state how it was determined.

(   )     Check box if any part of the fee is offset as provided by
Exchange Act Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the Form or Schedule and the date of its filing.
     1)     Amount Previously Paid

_______________________________________________________________________

     2)     Form, Schedule or Registration Statement No.

_______________________________________________________________________


     3)     Filing Party

_______________________________________________________________________

     4)     Date Filed

_______________________________________________________________________

                                   J. MICHAELS, INC.
                        182 SMITH STREET, BROOKLYN, N.Y. 11201

                       NOTICE OF ANNUAL MEETING OF SHAREHOLDERS
                         (Meeting Date - September 15, 1995)

TO THE SHAREHOLDERS OF J. MICHAELS, INC.:

The Annual Meeting of the Shareholders of J. MICHAELS, INC. (THE "Company") will be held at the principal executive office of the Company, on the First Floor,
182 Smith Street, Brooklyn, N.Y., on Friday, September 15, 1995 at 10:00 o'clock A.M. to consider and act upon:

1.  The election of a Board of Directors of the Company.

2.  Approval of a warrant to purchase common stock issued to Mr. James Michaels.

3. The transaction of such other business as may properly come before the meeting.

Only holders of Common Shares of the Company of record at the close of business on
August 24, 1995, will be entitled to vote at this meeting.

By Order of the Board of Directors,

August 28, 1995                               MARTIN KASMAN,
                                                Secretary

                                 PROXY STATEMENT

This proxy statement is furnished in connection with the solicitation on behalf of the Board of Directors of the Company of proxies for use at the Annual Meeting of
Shareholders to be held on September 15, 1995, or any adjournment thereof. Holders of Common Shares of record at the close of business on August 24, 1995, are entitled to vote at the meeting and each shareholder shall have one vote for each
Common Share registered in his name. On that date there were issued and outstanding 851,282 Common Shares. The enclosed proxy may be revoked at any time before it is voted. The expenses of solicitation will be paid by the Company.

The principal executive offices of the Company are located at 182 Smith Street, Brooklyn, New York 11201. This proxy statement and accompanying form of proxy were first mailed to shareholders on or about August 28, 1995.
Any shareholder executing the enclosed form of proxy may revoke it any time before it is exercised. The proxy may be revoked by delivering to the Company a written revocation or a duly executed proxy bearing a later date, or by attending the Annual Meeting and voting in person.

Proxies marked as abstaining will be treated as present for purposes of determining a quorum for the Annual Meeting, but will not be counted as voting in respect of any matter as to which abstinence is indicated. Proxies returned by brokers as "non-votes" on behalf of shares held in street name because beneficial owners' discretion has been withheld as to one or more matters on the agenda for the Annual Meeting will not be treated as present for purposes of determining a quorum for the Annual Meeting unless they are voted by the broker on at least one matter on the agenda; such shares will not be counted for any purpose as to the matters for which a non-vote is indicated on the broker's proxy.

Item 1.  ELECTION OF DIRECTORS

The following information is furnished with respect to (i) each person to be nominated by management for election as director to serve until the next annual meeting or until his successor is elected and qualifies and (ii) each other executive officer of the Company. Each nominee for director has been in the active employ of the Company for more than five years and each nominee for director was elected at the last annual meeting of shareholders of the Company. Mr. Pagano is employed as Merchandise Manager since 1990. In 1994 he assumed the administrative duties previously performed by Mr. Sullivan. Previous to 1990, Mr. Pagano owned and operated a retail furniture store. Ms. Steinhart was employed as sales representative from 1987 to 1990 for Arrow Furniture Rental Division. She has been
General Manager of Arrow since 1993.Since 1991, she has also served as General Manager of A. Victor & Co.

Mr. James H. Michaels is the registered and beneficial owner of 34,862 shares.
Mr.
Michaels is also the sole trustee of a trust for the benefit of Richard H. Michaels, his cousin, which trust contains 101,532 shares of the Company and a co-trustee of a trust under the will of Jules Michaels, which trust contains 139,449 shares. Subject to shareholder approval at the 1995 Annual Meeting of Shareholders, Mr. Michaels has been granted a warrant to acquire 40,000 shares of
Common Stock, which shares are not included in the number of shares set forth herein. Mr. Michaels is also a member and director of Michaels Philanthropic Foundation, which is the record and beneficial owner of 17,550 shares. Mr. Kasman and Mr. Michaels' wife are the other directors of the foundation.
By virtue of the foregoing, Mr. James Michaels may be deemed to be a person in control of the Company. There are no arrangements or understanding with respect to the election of directors of any other matters. The securities listed are Common Shares of the Company beneficially owned, directly or indirectly, as of August 24,
1995.


Name and age of                                  Year Service As
Directors/Officers     Principal Occupation      Director Began
Securities(2)

James H. Michaels(43)(1)    President                1979
313,393(3)(4)
Edward P. Sullivan(73)(1)   Consultant               1971
5,000(4)
Martin Kasman(68)(1)     Secretary/Treasurer         1987
- - -0-
Lance Davis(55)(1)      Advertising Director         1991
- - -0-
John Pagano(33)(1)        Vice President                -
- - -0-
Helene Steinhart(58)      Vice President                -
- - -0-


(1)  Nominee as Director.

(2) Mr. Michaels owns 36.8% of the outstanding shares of Common Stock. No officer or director other than Mr. James Michaels owns more than 1% of the issued and outstanding shares.

(3) See "Outstanding Voting Securities and Principal Holders" and the notes thereto. Mr. James Michaels may be deemed a person in control of the Company.

(4)  Includes for Messrs. Michaels and Sullivan 20,000 and 5,000 shares of
Common
Stock, respectively, that are subject to purchase under currently exercisable options granted under the Incentive Stock Option Plan. Does not include a warrant to purchase 40,000 shares of Common Stock issuable to Mr. Michaels subject to shareholder approval at the 1995 Annual Meeting of Shareholders.

The Company has no audit, nominating or compensation committees or committees performing similar functions except for the option committee appointed to administer the Company's Incentive Stock Option Plan and 1987 Stock Option Plan. See "Executive Compensation". During its last fiscal year, the Company's Board of
Directors held six meetings. All director/nominees were present at 75 percent or more of such meeting. Directors are paid no fees for serving as such.

Item 2. APPROVAL OF WARRANT TO PURCHASE COMMON STOCK ISSUED
          TO MR. JAMES MICHAELS.

On April 15, 1995, the Board of Directors of the Company, subject to approval by the shareholders of the Company at the 1995 Annual Meeting of Shareholders, authorized the issuance to Mr. James Michaels of a warrant to purchase 40,000 shares of Common Stock of the Company at an exercise price of $10.50 per share (the market price of the Company's Common Stock on April 15, 1995). The warrant may be exercised at any time starting May 1, 1995 (subject to shareholder approval), but not later than April 15, 2005. The exercise price under the warrant may be paid in cash, by delivery of shares of Common Stock of the Company having a fair market value at least equal to the exercise price, by delivery of a note for such part of the exercise price as the Board of Directors of the Company may deem acceptable, or by such combination of the foregoing as may be approved by the Board of Directors. Mr. Michaels has the right to have the Company register the shares of common stock issuable under the warrant, or to include such shares in any registration statement filed by the Company, subject to certain exclusions. The warrant was issued to Mr. Michaels in connection with the execution and delivery by the Company and Mr. Michaels of an extension of his employment agreement with the Company.

THE BOARD OF DIRECTORS OF THE COMPANY RECOMMENDS A VOTE FOR APPROVAL OF THE
GRANT
OF THE WARRANT TO MR. JAMES MICHAELS.

           REPORT OF THE BOARD OF DIRECTORS CONCERNING COMPENSATION

Compensation of executive officers of the Company (including Mr. James Michaels, its President) is set by the Board of Directors of the Company. It should be noted that all of the directors of the Company are also executive officers or employees of, or consultants to, the Company, whose compensation is determined by the Board of Directors of the Company. See Executive Interlocks and Insider Participation below.

The compensation policy of the Company is, in general, that executive officers of the Company should be compensated in the amount that is appropriate given the responsibilities of such executive officer, in light of the compensation levels of executive officers of other companies having similar responsibilities, and the desire to retain the services of talented and experienced executives. The Board believes that the stability shown in the executive ranks of the Company is, in part, attributable to this philosophy.

The Board of Directors of the Company further believes that it is appropriate for compensation of executives to contain an incentive component, so that the effect of the executive's performance on the Company's performance is reflected, in part, in the compensation of the executive.

Pursuant to Mr. Michael's employment agreement, Mr. Michaels receives a base salary, and incentive compensation based on Company profits.

In addition, the Company has a stock option plan, which it has previously used to grant key executives the ability to acquire common stock of the Company at then market prices (or, in the case of Mr. Michaels, above market prices), in order to provide a benefit to these executives if their performance results in increased value of the Company's common stock.

The board reviews executive compensation levels periodically to determine whether they are appropriate.

The Board of Directors
James Michaels          Edward P. Sullivan        Martin Kasman     Lance Davis

             EXECUTIVE INTERLOCKS AND INSIDER PARTICIPATION

All of the members of the Board of Directors (Mr. Michaels, Mr. Kasman, Mr. Sullivan and Mr. Davis) are employees of the Company or are consultants rendering services to the Company. As such, their compensation is determined by the Board of
Directors or by Mr. Michaels.

EXECUTIVE COMPENSATION

The following table contains specific compensation information for the Chief Executive Officer as of March 31, 1995. No other executive officer of the Company receives in excess of $100,000 in total annual compensation.

Name and Principal Position    Fiscal              Annual Compensation
                               Year          Salary       Bonus       All
Other(1)

James H. Michaels, President     1995      $358,352     $43,004
$5,149
                                 1994      $350,638     $44,560
$4,981
                                 1993      $350,638     $44,003
$5,130


(1) Includes value to Mr. James of the use of a car provided by the Company to him for combined business and personal use.

(2) Does not include options to purchase 20,000 shares granted to Mr. Michaels nor the Corporation's contributions for Mr. Michaels to the J. Michaels Furniture
Inc. Savings and Security Plan (401 K Plan).

Mr. Michaels did not receive any long term compensation in any of the fiscal years ended March 31, 1995, 1994 and 1993.

The J. Michaels Furniture, Inc. Savings and Security Plan, which became effective
April 1, 1986, is designed to enable participants to accumulate savings. The Plan provides that non-union employees with at least six months of continuous service with the Company may elect to contribute each year between 1% and 15% of his or her eligible earnings to the Plan. The Company in its discretion may make a matching contribution for any plan year which would either be based on a formula adopted by the Company for that plan year or would equal a total dollar amount determined by the Company for that plan year. Participants' contributions are on a
"pre-tax" basis as permitted under Section 401(k) of the Internal Revenue Code of
1986. Participant's contributions are invested by trustees chosen by the Company's
Board of Directors. At present, except for funds in previous years invested in a mutual fund for the account of specific participants or used to pay premiums on life insurance purchased by some participants in previous years, all funds are invested in fixed income investments. The trustees may invest in any investment in their discretion. Participants have a full and immediate vested interest in amounts contributed by them and earnings thereon. Participants have a vested interest in the Company's contributions previously made and to be made in the future which s determined by their years of vesting service and after six years of such service have a 100% vested interest in all Company contributions made and to be made in the future on their behalf to the Plan. Withdrawals and distributions made from the Plan as now in effect are subject to restrictions imposed by the Internal Revenue Code of 1986, and by the terms of the Plan.

For the plan year ended December 31, 1994, the Company's contribution under the Plan for all employees as a group was $30,000, for all executives as a group was $8,998, and for Mr. James Michaels was $2,332.



Effective April 1, 1993, the Company entered into an employment contract with Mr.
Michaels. This employment contract covered the period through March 31, 1995 and provided for an annual base salary of $350,638 per year increasing by the percentage increase in the consumer price index, incentive compensation equal to 4% of the Company's consolidated income before any income taxes for such year, after elimination of any non-recurring gain or loss arising from the sale of any store or any substantial part of the Company's business less expenses allocable thereto, and for certain payments in the event of his disability. In the event of
Mr. Michael's death, the Company will pay to his wife or estate within 90 days of his death, an amount equal to his base salary at the time of his death, together with the average incentive compensation paid or payable to him in respect of the most recent two full fiscal years preceding his death. In addition, the employment contract provides that upon a change of control of the Company (as defined therein), Mr. Michaels will be paid in a lump sum an amount equal to three times the base compensation payable to him under the contract at the time of the change of control plus an amount equal to three times the average annual incentive compensation paid or payable to Mr. Michaels in respect of the most recent two fiscal years prior to the change of control, together with additional payments to the extent necessary to compensate Mr. Michaels for excise taxes payable on such lump sum payments. The contract provides that upon his termination, Mr. Michaels is not required to mitigate any damages suffered by him and provides for the Company to indemnify Mr. Michaels to the fullest extent permitted by law. Subsequent to fiscal year end, the Company entered into a new employment agreement with Mr. Michaels.
J. Michaels Inc. has an Incentive Stock Option Plan (the "ISOP"), pursuant to which options to purchase up to 225,000 shares of common stock may be granted, and a 1987 Stock Option Plan (the "1987 Plan") pursuant to which options to purchase up to 50,000 shares of common stock may be granted. All employees of the Company or any majority-owned subsidiary of the Company are eligible to participate in the plans. Options granted under the ISOP must be at the market price of shares of common stock on the date of grant of such option, but options under the 1987 Plan may be granted at a price to be determined by the Option Committee, but not less than $5.50 per share. The term of any option may not be more than ten years from the date of grant.

The ISOP and the 1987 Plan are administered by an Option Committee appointed by the Board of Directors. Subject to the provisions of the plans and to approval by the Board of Directors of each grant by the Option Committee of options under either plan, the Option Committee has the authority, in its discretion, to determine to whom and the time or times options will be granted, the exercise price and the duration of each option, among other things. The names and addresses of the members of the option committee are as follows:

Mark Goldsmith                  Irving Sitnick               Cliff Zucker
10-09 43rd Street               c/o Moses & Singer           250 West 39th St.
LIC, New York 11101             1301 Avenue of Americas      New York, NY 10018

There were no options granted under the ISOP or the 1987 Plan in the fiscal years ended March 31, 1995, 1994 and 1993. As of August 24, 1995 options to purchase 25,000 shares were outstanding under the ISOP, 5,000 of which options were granted at an exercise price of $11.375 per share to Mr. Edward Sullivan, and 20,000 of which options were granted to Mr. James Michaels at an exercise price of $12.513 per share.

Set forth below is information as to the aggregate option exercises and fiscal year-end option value of the Mr. Michaels:


Name              Shares Acquired    Value         Number of Unexercised
Value of
                  on Exercises       Realized      Options at Fiscal Year
Unexercised
                                                   End Exercisable
In-The-Money
                                                   Unexercisable
Options At FY-

End Exercisable

Unexercisable
J. Michaels(1)     N/A               N/A            20,000
N/A

[FN]
(1) Does not include warrant to purchase 40,000 shares at an exercise price of $10.50 per share issued to Mr. Michaels subsequent to fiscal year end.
[FN]


Date        Company    Market      Market  Peer       Peer
            Index      Index       Count   Index     Count
03/30/90,   100.000,   100.000,    4129,   100.000,    152
04/30/90,   100.000,    96.723,    4121,   101.241,    149
05/31/90,   100.809,   105.838,    4111,   112.029,    147
06/29/90,   100.809,   106.619,    4087,   113.460,    143
07/31/90,   100.809,   101.266,    4083,   114.799,    141
08/31/90,    81.071,    88.492,    4076,    99.337,    141
09/28/90,    77.646,    80.108,    4049,    89.138,    140
10/31/90,    69.653,    76.958,    4023,    87.948,    142
11/30/90,    65.907,    84.290,    3992,    98.824,    142
12/31/90,    71.689,    87.928,    3975,    99.132,    142
01/31/91,    72.521,    97.659,    3943,   110.357,    141
02/28/91,    71.352,   107.057,    3928,   121.277,    139
03/28/91,    73.691,   114.205,    3915,   137.696,    142
04/30/91,    78.042,   114.944,    3877,   139.898,    139
05/31/91,    81.590,   120.207,    3877,   148.136,    144
06/28/91,    81.590,   112.897,    3900,   142.271,    141
07/31/91,    81.590,   119.566,    3899,   153.010,    142
08/30/91,    95.448,   125.498,    3913,   156.494,    145
09/30/91,    95.448,   125.957,    3917,   160.919,    146
10/31/91,    95.448,   130.135,    3930,   161.360,    145
11/29/91,    96.307,   125.776,    3942,   161.627,    142
12/31/91,    96.307,   141.106,    3950,   188.308,    144
01/31/92,    94.766,   149.392,    3960,   192.690,    147
02/28/92,    94.766,   152.780,    3964,   196.176,    144
03/31/92,    94.766,   145.577,    3976,   186.883,    148
04/30/92,    95.641,   139.356,    3975,   169.454,    153
05/29/92,    95.641,   141.187,    3963,   166.647,    156
06/30/92,    98.093,   135.674,    3941,   155.875,    156
07/31/92,    98.976,   140.472,    3905,   160.940,    156
08/31/92,    98.976,   136.171,    3885,   151.268,    157
09/30/92,    98.976,   141.220,    3883,   162.617,    158
10/30/92,   103.925,   146.773,    3895,   167.031,    159
11/30/92,   114.798,   158.446,    3911,   174.886,    161
12/31/92,   104.816,   164.303,    3935,   177.219,    164
01/29/93,    95.646,   168.983,    3923,   173.835,    167
02/26/93,   100.680,   162.655,    3954,   164.640,    167
03/31/93,   100.680,   167.388,    3977,   167.806,    169
04/30/93,   101.586,   160.240,    4011,   157.858,    172
05/28/93,   101.586,   169.780,    4039,   166.087,    179
06/30/93,   101.586,   170.577,    4076,   165.865,    182
07/30/93,    99.047,   170.804,    4108,   168.938,    182
08/31/93,   105.087,   179.604,    4143,   178.525,    186






09/30/93,   102.524,   184.959,    4179,   183.928,    186
10/29/93,   103.447,   189.144,    4227,   191.280,    190
11/30/93,    98.274,   183.495,    4310,   183.973,    191
12/31/93,   116.378,   188.610,    4382,   187.296,    201
01/31/94,   117.309,   194.329,    4406,   186.926,    200
02/28/94,   117.309,   192.564,    4444,   183.134,    201
03/31/94,   117.309,   180.714,    4497,   172.310,    205
04/29/94,   118.247,   178.379,    4526,   172.669,    204
05/31/94,   118.247,   178.824,    4565,   168.672,    205
06/30/94,   110.364,   172.309,    4578,   165.296,    205
07/29/94,   111.310,   175.845,    4595,   165.515,    207
08/31/94,   108.660,   187.042,    4613,   177.932,    206
09/30/94,   111.310,   186.568,    4614,   180.674,    208
10/31/94,   122.956,   190.178,    4635,   182.869,    209
11/30/94,   106.918,   183.856,    4651,   175.953,    209
12/30/94,   109.591,   184.416,    4655,   170.899,    206
01/31/95,   118.572,   185.449,    4643,   164.988,    206
02/28/95,   118.572,   195.207,    4646,   168.540,    204
03/31/95,   121.267,   200.905,    4641,   169.115,    208

OUTSTANDING VOTING SECURITIES AND PRINCIPAL HOLDERS

The number of voting securities of the Company outstanding on August 24, 1995, the record date for determining shareholders entitled to vote at the annual meeting, was 851,282 Common Shares, all of one class and each entitled to one vote. On August 24, 1995, the following persons owned of record, or were believed by the Company to own beneficially, more than 5% of the Common Shares of the Company.

Name and Address                 Amount and Nature
Percent
of Beneficial Owner             of Beneficial Ownership                   of
Class

Phyllis Michaels                   168,396
19.8%
182 Smith Street
Brooklyn, NY 11201

James H. Michaels                 313,393(1)(3)
36.8%
182 Smith Street
Brooklyn, NY 11201

Doris Rosenson                    149,658(2)
17.6%
1822 Lathrup
Saginaw, Mich. 48603

Tweedy Browne, Inc.                  55,323
6.3%
TBK Partners
52 Vanderbilt Avenue
New York, NY 10017

All Directors and Officers        318,393(3)
37.4%
as a group (6 persons)

(1) Includes (i) 34,862 shares of which Mr. Michaels is the record and beneficial owner, (ii) 101,532 shares owned by a trust for the benefit of Richard H. Michaels of which James H. Michaels is sole trustee: (iii) 139,449 shares held as a fiduciary under the will of Jules Michaels, and (iv) 17,550 shares owned by Michaels Philanthropic Foundation of which Mr. Michaels, his wife and Mr. Kasman are directors.

(2) Includes (i) 10,209 shares of which Mrs. Rosenson is the record and beneficial owner, and (ii) 139,449 shares held by her as a co-trustee (together with Mr. James Michaels) under the will of Jules Michaels.

(3) Except in the case of the 17,550 shares owned by the Michaels Philanthropic Foundation where the power to vote and dispose of the shares is shared by the directors land in the case of the 139,449 shares owned by the trust under the will of Jules Michaels where the power to vote and dispose of the shares is shared by the trustees, all other beneficial owners listed in the table have the sole power to vote and dispose of the shares shown as beneficially owned by them. Includes 20,000 and 25,000 shares of Common Stock, respectively, for Mr. James H. Michaels and all directors and officers as a group, which shares may be acquired pursuant to immediately exercisable options granted under the Company's Incentive Stock Option Plan. Does not include 40,000 shares of Common Stock issuable to Mr. Michaels under a Warrant subject to shareholder approval at the 1995 Annual Meeting of Shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountants for the Company for its fiscal year ended
March
31, 1995, were Richard A. Eisner & Co. LLP and it is contemplated that such accountants will continue to serve as such for the Company's present fiscal year.
In accordance with prior practice, the designation of the Company's independent public accountants is made by its Board of Directors and not by its shareholders.
Such determination has customarily been made by the Company's Board of Directors at its first meeting following the shareholders meeting, and will be based on the information available to the Board of Directors at that time. It is not presently contemplated that any representative of Richard A. Eisner & Co. LLP will be present at the annual meeting of shareholders.

VOTING OF PROXIES

Proxies in the enclosed form, which are received by management, will be voted by the persons therein named. It is intended that, unless otherwise directed by the shareholders giving the proxies (in which case they will be voted in accordance with such direction), such vote will be cast as follows:

1. FOR the election as directors of the nominees named herein. The management knows of no reason why any of the nominees so named will be unavailable for election. If any such nominee should be unavailable for election by reason of death or otherwise, the proxies will be voted either for the election of such other person as may be recommended by the Board of Directors in his place or for fixing the number of directors at the lesser number of nominees who are then able to serve.

2. FOR approval of a warrant to purchase common shares issued to Mr. James Michaels.

3. With respect to other matters which may properly come before the meeting, in accordance with the judgment of the persons named in the proxies.

OTHER BUSINESS

The management is not aware of any business or matter to be presented at the meeting other than as stated above. The annual report of the Company for the year ended March 31, 1995, is being mailed to shareholders with this Proxy Statement.

PROPOSALS OF SECURITY HOLDERS

Proposals of holders of Common Shares intended to be presented at the next annual meeting must be received in the Company's principal executive office, 182 Smith Street, Brooklyn, NY 11201, no later than May 1, 1996.
Your officers hope that it will be convenient for you to attend the meeting. If you do not expect to be present, please sign and mail the enclosed proxy regardless of whether your holdings are large or small. The enclosed return envelope requires no postage if mailed in the United States.

                                      PROXY
            THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS
                                 J. MICHAELS, INC.
             FOR ANNUAL MEETING OF SHAREHOLDERS SEPTEMBER 15, 1995

The undersigned shareholder of J. MICHAELS INC. (the "Company") acknowledges receipt of the accompanying Notice of Annual Meeting and Proxy Statement and hereby appoints MARTIN KASMAN and EDWARD P. SULLIVAN, or either of them, proxies of the undersigned, with power of substitution, to act and vote at the Annual Meeting of Shareholders of the Company to be held at the office of the Company, on the first floor at 182 Smith Street, Brooklyn, N.Y. on Friday, September 15,
1995
at 10:00 A.M., local time and at any adjournment or adjournments thereof, with all of the powers the undersigned would possess, and according to the number of votes the undersigned would be entitled to vote, if personally present, as follows:

1.ELECTION OF DIRECTORS
___  FOR all nominees listed (except           ___ WITHHOLD VOTE
as marked to the contrary below                For all nominees listed below

JAMES H. MICHAELS, EDWARD P. SULLIVAN, MARTIN KASMAN,
LANCE DAVIS and JOHN PAGANO

INSTRUCTION:     TO WITHHOLD AUTHORITY TO VOTE FOR ANY NOMINEE, WRITE THAT
                 NOMINEE'S NAME BELOW)

________________________________________________________________________

2. PROPOSAL TO APPROVE THE GRANT OF A WARRANT TO MR. JAMES MICHAELS

            For ___            Against ___            Abstain ___

3. In their discretion, upon any other business which may properly come before the
Meeting.

The Proxies Shall Vote For Proposals 1 and 2 Unless Contrary Instructions Are Given Herein

Dated ____________, 1995       _____________________________ (L.S.)
                               Stockholder's Signature

                               _____________________________ (L.S.)
                               Signature if held jointly

NOTE: Please date and sign exactly as name appears. When shares are held by joint tenants, both should sign. If signing as attorney, executor, administrator, trustee or guardian, or in any similar capacity, please indicate the capacity in which you are acting. Proxies executed by a corporation should be signed in full corporate name by a duly authorized officer and should bear the corporate seal. Proxies executed by a partnership should be signed in partnership name by an authorized person.

PLEASE MARK, SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE